Reconciliation of Amortized Cost to Fair Values of Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment Holdings [Line Items]
AMORTIZED COST	$ 30,092.6	$ 19,912.7
GROSS UNREALIZED GAINS	173.8	77.5
GROSS UNREALIZED LOSSES	73.9	88.3
FAIR VALUE	30,192.5	19,901.9
U.S. Government
Investment Holdings [Line Items]
AMORTIZED COST	3,965.9	667.2
GROSS UNREALIZED GAINS	63.5	1.0
GROSS UNREALIZED LOSSES		9.8
FAIR VALUE	4,029.4	658.4
Obligations of States and Political Subdivisions
Investment Holdings [Line Items]
AMORTIZED COST	14.9	35.4
GROSS UNREALIZED GAINS	0.9	0.9
FAIR VALUE	15.8	36.3
Government Sponsored Agency
Investment Holdings [Line Items]
AMORTIZED COST	16,702.6	11,937.0
GROSS UNREALIZED GAINS	86.1	47.0
GROSS UNREALIZED LOSSES	17.3	13.3
FAIR VALUE	16,771.4	11,970.7
Corporate Debt
Investment Holdings [Line Items]
AMORTIZED COST	2,677.7	2,547.7
GROSS UNREALIZED GAINS	4.7	7.8
GROSS UNREALIZED LOSSES	5.7	1.5
FAIR VALUE	2,676.7	2,554.0
Non-U.S. Government
Investment Holdings [Line Items]
AMORTIZED COST	173.7	440.6
FAIR VALUE	173.7	440.6
Residential Mortgage-Backed
Investment Holdings [Line Items]
AMORTIZED COST	196.1	308.0
GROSS UNREALIZED GAINS		0.9
GROSS UNREALIZED LOSSES	32.3	54.3
FAIR VALUE	163.8	254.6
Other Asset-Backed
Investment Holdings [Line Items]
AMORTIZED COST	1,606.8	1,606.5
GROSS UNREALIZED GAINS	1.3	1.5
GROSS UNREALIZED LOSSES	3.3	2.3
FAIR VALUE	1,604.8	1,605.7
Certificates of Deposit
Investment Holdings [Line Items]
AMORTIZED COST	2,418.2	1,402.5
GROSS UNREALIZED GAINS	0.2
GROSS UNREALIZED LOSSES	0.3
FAIR VALUE	2,418.1	1,402.5
Auction Rate Securities
Investment Holdings [Line Items]
AMORTIZED COST	186.5	357.0
GROSS UNREALIZED GAINS	4.3	14.2
GROSS UNREALIZED LOSSES	12.5	3.4
FAIR VALUE	178.3	367.8
Others
Investment Holdings [Line Items]
AMORTIZED COST	2,150.2	610.8
GROSS UNREALIZED GAINS	12.8	4.2
GROSS UNREALIZED LOSSES	2.5	3.7
FAIR VALUE	$ 2,160.5	$ 611.3